Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$57,253.2	$66,116.2
Agency bonds/Agency mortgage-backed securities	32,070.1	28,399.9
Government bonds	21,345.8	18,929.8
Asset-backed securities	8,660.4	9,274.7

	119,329.5	122,720.6

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	5,887.9	6,159.2
Publicly traded stocks	189.8	277.9

	6,077.7	6,437.1

	$125,407.2	$129,157.7

Current	$119,519.3	$122,998.5
Noncurrent	5,887.9	6,159.2

	$125,407.2	$129,157.7